Related party transactions - Material transactions with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of transactions between related parties
Interest expenses	€ 18,737	€ 10,830
Proceeds of shareholder loan	69,460	86,968
Repayments of shareholder loan	4,788	26,313
Royalty	1,182	2,408
Borrowings	394,918		€ 327,109
Other current liabilities	53,565		37,553
Other non-current liabilities	4,284		25,632
Handsome Corporation
Disclosure of transactions between related parties
Sales of goods	164	249
Royalty	1,182	1,390
Baozun Hong Kong Investment Limited and its subsidiaries
Disclosure of transactions between related parties
Other service expenses		322
Fosun International Limited
Disclosure of transactions between related parties
Interest expenses	18,090	7,742
Proceeds of shareholder loan	68,760	86,102
Repayments of shareholder loan	3,827	9,151
Borrowings	381,099		313,750
Other current liabilities	48,352		29,532
Other current assets	245		239
Shanghai Fosun High Technology (Group) Co., Ltd.
Disclosure of transactions between related parties
Interest expenses	498	491
Borrowings	9,903		9,340
Other current liabilities	1,185		1,118
Other non-current liabilities	4,284		3,571
FPI (US) I LLC
Disclosure of transactions between related parties
Interest expenses	85	99
Borrowings	2,368		2,304
Other current liabilities	488		390
Shanghai Fosun High Technology Group Finance Co., Ltd.
Disclosure of transactions between related parties
Interest expenses	64	56
Proceeds of shareholder loan	700	866
Repayments of shareholder loan	961	452
Borrowings	1,548		1,715
Other current liabilities	3		3
Itochu Corporation
Disclosure of transactions between related parties
Royalty		1,018
Other current liabilities			1,656
Other non-current liabilities			22,061
Meritz Securities Co., Ltd.
Disclosure of transactions between related parties
Interest expenses		2,442
Repayments of shareholder loan		16,710
Repayments of financing fund		€ 48,091
Shanghai Fosun Bund Property Co., Ltd.
Disclosure of transactions between related parties
Other current liabilities	2,021		1,906
Fosun Holdings Limited
Disclosure of transactions between related parties
Other current liabilities			257
Shanghai Fosun Industry Investment Co., Ltd.
Disclosure of transactions between related parties
Other current liabilities	998		1,106
Baozun Hong Kong Investment Limited
Disclosure of transactions between related parties
Other current liabilities	€ 518		€ 1,585